EXETER FUND, INC.
                                  (THE "FUND")

                   SUPPLEMENT DATED FEBRUARY 17, 2004, TO THE
        STATEMENT OF ADDITIONAL INFORMATION (THE "SAI") DATED MAY 1, 2003


THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE SAI AND SHOULD BE READ IN CONJUNCTION WITH THE SAI.
    ________________________________________________________________________

The SAI is hereby amended as follows to reflect certain changes in the Management section.

Under the Management section on page 35 of the SAI, the information relating to William Manning is hereby deleted due to his resignation as President of the Fund.

Under the Management section on page 35 of the SAI, the information relating to
B. Reuben Auspitz is hereby deleted and replaced with the following to reflect his appointment as President of the Fund:



 NAME:                                              B. Reuben Auspitz*
ADDRESS:                                            1100 Chase Square
                                                    Rochester, NY 14604
AGE:                                                56
CURRENT POSITION(S) HELD WITH FUND:                 Principal Executive Officer, President, Chairman &
                                                    Director
TERM OF OFFICE & LENGTH OF TIME SERVED:             N/A - Director since 1984, President since 2004
PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS:        Executive Group Member***, Executive Vice President
                                                    & Director, Manning & Napier Advisors, Inc.
                                                    President & Director, Manning & Napier Investor
                                                    Services, Inc.
                                                    Vice President, Exeter Fund, Inc., 1984 - 2004
                                                    Treasurer, Manning & Napier Advisory Advantage
                                                    Corporation (investment advisor), 1990 - 2003
                                                    Treasurer, Exeter Advisors, Inc.(investment
                                                    advisor), 2000 - 2003
                                                    Holds one or more of the following titles for
                                                    various subsidiaries and affiliates: President,
                                                    Director, Chairman, Vice President or Member
NUMBER OF PORTFOLIOS OVERSEEN WITHIN FUND COMPLEX:  24**
OTHER DIRECTORSHIPS HELD OUTSIDE FUND COMPLEX:      Exeter Trust Company

Under the Management section on page 36 of the SAI, insert the following information relating to Jeffrey S. Coons to reflect his appointment as Vice President of the Fund:



NAME:                                         Jeffrey S. Coons, Ph.D., CFA
ADDRESS:                                      1100 Chase Square
                                              Rochester, NY 14604
AGE:                                          40
CURRENT POSITION(S) HELD WITH FUND:           Vice President
TERM OF OFFICE & LENGTH OF TIME SERVED:       N/A - Since 2004
 PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS: Executive Group Member*** and Co-Director of
                                              Research, Manning & Napier Advisors, Inc.
                                              Managing Director - Risk Management, Manning &
                                              Napier Advisors, Inc., 1993 - 2002
                                              Holds one or more of the following titles for
                                              various subsidiaries and affiliates: President,
                                              Director, Treasurer, or Senior Trust Officer



Under the Management section on page 38 of the SAI, the first footnote relating to the biographical descriptions of the Fund's Directors and officers is hereby deleted and replaced with the following:

*Interested Director, within the meaning of the Investment Company Act of 1940 by reason of position with the investment advisor and the Fund's distributor. Mr. Auspitz serves as
Executive Vice President, Director, and Executive Group Member, Manning & Napier Advisors,
Inc. and President and Director, Manning & Napier Investor Services, Inc, the Fund's
distributor.


Under the Management section on page 38 of the SAI, insert the following footnote as the last footnote relating to the biographical descriptions of the Fund's Directors and officers:

*** The Executive Group, which consists of six members, performs the duties of the Office of the President of the Advisor, effective May 1, 2003.





               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE